LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense and Supplemental Cash Flow Information
The components of lease expense are as follows:

(In millions)	2025	2024	2023
Operating lease cost	$251	$227	$200
Finance lease cost:
Amortization of lease assets	9	12	15
Interest on lease liabilities	1	1	1
Short-term lease cost	23	19	18
Variable lease cost	26	29	28
Sublease income	(1)	(1)	(1)
Total lease cost	$309	$287	$261
Supplemental cash flow information related to leases is as follows:

(In millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows - payments on operating leases	$(198)	$(200)	$(180)
Operating cash outflows - interest payments on finance leases	(1)	(1)	(1)
Financing cash outflows - payments on finance lease obligations	(9)	(14)	(18)

Lease assets obtained in exchange for new lease obligations, including leases acquired:
Operating leases	$193	$268	$183
Finance leases	6	13	38

Schedule of Supplemental Balance Sheet Information related to Leases
Supplemental balance sheet information related to leases is as follows:

	December 31
(In millions)	2025	2024
Operating Leases
Operating lease assets	$768	$806

Other current liabilities	152	163
Operating lease liabilities	637	669
Total operating lease liabilities	$789	$832

Finance Leases
Land and buildings	$9	$5
Machinery and equipment	47	61
Accumulated depreciation	(31)	(37)
Net property, plant and equipment	$25	$29

Current portion of long-term debt	$7	$9
Long-term debt	18	19
Total finance lease liabilities	$25	$28

	December 31
	2025	2024
Weighted-average remaining lease term
Operating leases	8.0 years	7.1 years
Finance leases	4.7 years	4.2 years

Weighted-average discount rate
Operating leases	4.7%	4.4%
Finance leases	3.8%	3.7%

Schedule of Maturities of Operating Lease Liabilities
Maturities of lease liabilities at December 31, 2025 are as follows:

(In millions)	Operating Leases	Finance Leases
2026	$183	$8
2027	150	7
2028	122	4
2029	97	3
2030	72	2
Thereafter	332	3
Total lease payments	957	27
Less imputed interest	168	2
Total present value of lease liabilities	$789	$25

Schedule of Maturities of Finance Lease Liabilities
Maturities of lease liabilities at December 31, 2025 are as follows:

(In millions)	Operating Leases	Finance Leases
2026	$183	$8
2027	150	7
2028	122	4
2029	97	3
2030	72	2
Thereafter	332	3
Total lease payments	957	27
Less imputed interest	168	2
Total present value of lease liabilities	$789	$25